ACQUISITIONS AND DIVESTITURES - Narrative (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Feb. 27, 2024	Jan. 30, 2023	Jul. 30, 2021	Jul. 31, 2018
Business Acquisition [Line Items]
Investment balance	$ 126,200	$ 128,300
Goodwill	429,590	513,312	$ 497,453
Goodwill acquired	662	9,926
Gain on disposal of businesses	76,417	0	192
Loss on classification as held for sale after income taxes	78,200
Loss on classification as held for sale before income taxes	(104,900)	0	0
Series of individually Immaterial Business Disposals
Business Acquisition [Line Items]
Disposal group, carrying value	(2,400)
Progressive Produce
Business Acquisition [Line Items]
Sale of division				$ 120,300
Disposal Group, Including Discontinued Operation, Goodwill				36,000
Disposal Group, Disposed of by Sale, Not Discontinued Operations | Series of individually Immaterial Business Disposals
Business Acquisition [Line Items]
Gain on disposal of businesses	500
Sale of division				1,700
Disposal Group, Disposed of by Sale, Not Discontinued Operations | Progressive Produce
Business Acquisition [Line Items]
Gain on disposal of businesses	75,900
Sale of division				117,800
Disposal group, carrying value				41,900
Disposal Group, Including Discontinued Operation, Goodwill				$ 36,000
Discontinued Operations, Disposed of by Sale
Business Acquisition [Line Items]
Gain on disposal of businesses		$ 200
Discontinued Operations, Held-for-Sale or Disposed of by Sale | Fresh Vegetables [Member]
Business Acquisition [Line Items]
Loss on classification as held for sale before income taxes	(104,886)
Fresh Vegetables [Member]
Business Acquisition [Line Items]
Deferred Income Taxes and Tax Credits	26,700
Fresh Express | Disposal Group, Disposed of by Sale, Not Discontinued Operations | Fresh Vegetables
Business Acquisition [Line Items]
Sale of division					$ 293,000
IPO
Business Acquisition [Line Items]
Price per share of shares issued (in USD per share)						$ 16.00
Underwriting fees and other issuance costs			29,600
Other Acquisitions
Business Acquisition [Line Items]
Goodwill acquired			$ 1,200
Series of Individually Immaterial Business Acquisitions
Business Acquisition [Line Items]
Goodwill acquired	700
Business Combination, Consideration Transferred	$ 1,600
Legacy Dole | Total Produce
Business Acquisition [Line Items]
Ownership percentage							45.00%